NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2017
NONVESTED SHARES
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2017	1,906,167	$2.61
Granted	272,000	$1.07
Forfeited	(424,691)	$2.12
Vested	(669,192)	$1.21

Outstanding at December 31, 2017	1,084,284	$3.28

Schedule of share-based compensation expenses
	Year ended December 31,
	2015	2016	2017

Fulfillment	$185	$211	$214
Selling and marketing	580	458	456
General and administrative	2,431	1,648	1,195

Total	$3,196	$2,317	$1,865